Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 04, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

Our insider trading policy provides that equity awards granted under our equity compensation plans must generally be granted (a) during open trading windows, and (b) more than four business days before, and more than one business day after, our release of earnings for the most recently completed fiscal period or filing with the SEC.

Consistent with our insider trading policy, we time the grant of our annual equity awards such that they are typically approved in January to be granted in March. Generally, these grants do not become effective until at least one business day after the release of earnings for the prior fiscal year. However, in 2025 we made the following grant of stock options to one of our named executive officers the business day following our release of earnings via our Form 10-K for the fiscal year 2024, filed on March 3, 2025:

Named Executive Officer(s)	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award (per Share)	Grant Date Fair Value of the Award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Susan Bobulsky	3/4/2025	180,029	$8.12	$997,325	2%

In addition to our annual equity award grant in March, we also grant equity awards throughout the year for various reasons, including recruitment of new hires, promotions, and retention or recognition. In each case, we intend to grant equity awards during a time we believe there is no outstanding MNPI.

Award Timing Method	Consistent with our insider trading policy, we time the grant of our annual equity awards such that they are typically approved in January to be granted in March. Generally, these grants do not become effective until at least one business day after the release of earnings for the prior fiscal year.

In addition to our annual equity award grant in March, we also grant equity awards throughout the year for various reasons, including recruitment of new hires, promotions, and retention or recognition. In each case, we intend to grant equity awards during a time we believe there is no outstanding MNPI.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table	However, in 2025 we made the following grant of stock options to one of our named executive officers the business day following our release of earnings via our Form 10-K for the fiscal year 2024, filed on March 3, 2025:

Named Executive Officer(s)	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award (per Share)	Grant Date Fair Value of the Award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Susan Bobulsky	3/4/2025	180,029	$8.12	$997,325	2%

Susan Bobulsky
Awards Close in Time to MNPI Disclosures
Name		Susan Bobulsky
Underlying Securities | shares		180,029
Exercise Price | $ / shares		$ 8.12
Fair Value as of Grant Date | $		$ 997,325
Underlying Security Market Price Change | Rate		2.00%